Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Aug. 07, 2025	Jul. 25, 2025	Jul. 23, 2025	May 07, 2025	Feb. 06, 2025	Jun. 30, 2025
Subsequent Events
Distribution made to limited partner, distributions paid per unit				$ 0.049	$ 0.049
Redemption of Series B Preferred Units						$ 55,000
Series A Preferred
Subsequent Events
Redemption price						$ 25
Subsequent event
Subsequent Events
Redemption price		$ 25.45258267
Redemption of Series B Preferred Units		$ 55,996
Subsequent event | Quarterly unit cash distribution from May 12, 2025 to August 11, 2025 | Series A Preferred
Subsequent Events
Distribution made to limited partner and general partner announcement date			Jul. 23, 2025
Distribution made to limited partner, distributions paid per unit			$ 0.5625
Distributions per unit declared - distribution date			Aug. 12, 2025
Distributions per unit declared - record date			Aug. 05, 2025
Subsequent event | Quarterly Common unit cash distribution
Subsequent Events
Distribution made to limited partner and general partner announcement date	Aug. 07, 2025
Distribution made to limited partner, distributions paid per unit	$ 0.049
Distributions per unit declared - distribution date	Aug. 29, 2025
Distributions per unit declared - record date	Aug. 25, 2025